DISPOSITION OF NUCLEAR OPERATIONS - Transaction Summary (Details) - USD ($) $ in Thousands	3 Months Ended														9 Months Ended	12 Months Ended
	Dec. 31, 2016	[1]	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Dec. 31, 2015		Jun. 30, 2015	[2]	Mar. 31, 2015	[2]	Sep. 30, 2015 [2]	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Group, Including Discontinued Operation, Consideration									$ 161,000								$ 161,000
Net tax benefit of goodwill impairment charge																$ 370,700
Asset impairment, after tax																1,135,200
Loss on net assets sold and intangible assets impairment	$ (148,148)		$ 0		$ 0		$ 0		$ (345,371)	[2]	$ 0		$ 0		$ (707,380)	148,148	$ 1,052,751	$ 0
Disposal group consideration, present value, net																$ 96,300

[1]	we recorded a non-cash pre-tax charge of approximately $148,100 (approximately $96,300 after-tax) resulting from a reserve for the Transaction Receivable associated with the 2015 sale of our Nuclear Operations.
[2]	In 2015, we recorded a non-cash pre-tax charge of approximately $1,505,900 (approximately $1,135,200 after-tax) related to the impairment of goodwill (approximately $453,100 recorded in the third quarter) and intangible assets (approximately $79,100 recorded in the third quarter) and a loss on net assets sold (approximately $628,300 and $345,400 recorded in the third and fourth quarters, respectively).